UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM 13F

                                    FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            January 26, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $134,754
                                         (thousands)

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                             FORM 13F
                                                       Arthur D. Charpentier
                                                             12/31/2004

                                                                                          Voting Authority
                                                                                        (a)      (b)    (c)
Name of Issuer         Title of        CUSIP     Mkt Value   Sh or   Investmt Other    Sole    Shared   None
                       Class           Number    (X $1,000) Prn Amt  Discretn Mgrs

C H Robinson Worldwide
  Inc.                   Common      12541W100    12,214    220,000   sole    none    220,000     0      0
Capital One Finl Corp    Common      14040H105    42,105    500,000   sole    none    500,000     0      0
Cardinal Health Inc      Common      14149Y108    11,630    200,000   sole    none    200,000     0      0
Certegy Inc              Common      156880106     7,106    200,000   sole    none    200,000     0      0
Duke Energy Corp         Commom      264399106     1,013     40,000   sole    none     40,000     0      0
Eastman Kodak Co         Common      277461109     4,515    140,000   sole    none    140,000     0      0
Global Pmts Inc          Common      37940X102    14,635    250,000   sole    none    250,000     0      0
Johnson & Johnson        Common      478160104     5,074     80,000   sole    none     80,000     0      0
Merck & Co Inc           Common      589331107     3,214    100,000   sole    none    100,000     0      0
NDCHealth Corp           Common      639480102     4,004    215,400   sole    none    215,400     0      0
Schwab Charles Corp New  Common      808513105     5,980    500,000   sole    none    500,000     0      0
Scientific Learning Corp Common      808760102     2,516    419,380   sole    none    419,380     0      0
Servicemaster Co         Common      81760N109     8,964    650,000   sole    none    650,000     0      0
Surmodics Inc            Common      868873100     6,502    200,000   sole    none    200,000     0      0
Wal Mart Stores Inc      Common      931142103     5,282    100,000   sole    none    100,000     0      0

COLUMN TOTAL                                     134,754

00429.0001 #542932